CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 16.6%
Entertainment - 6.5%
Liberty Media Corp.-Liberty Formula One, Class C Shares	665,495	$40,555,265	*
Madison Square Garden Entertainment Corp.	917,972	44,172,812	*
Madison Square Garden Sports Corp.	688,469	112,110,292
Warner Bros Discovery Inc.	2,366,287	26,975,672	*
World Wrestling Entertainment Inc., Class A Shares	888,460	70,970,185

Total Entertainment		294,784,226

Interactive Media & Services - 0.6%
Match Group Inc.	320,049	16,181,678	*
Meta Platforms Inc., Class A Shares	76,181	8,996,976	*

Total Interactive Media & Services		25,178,654

Media - 9.5%
AMC Networks Inc., Class A Shares	917,234	18,307,991	*
Comcast Corp., Class A Shares	7,842,918	287,364,515
Liberty Broadband Corp., Class A Shares	598,221	53,959,534	*
Liberty Broadband Corp., Class C Shares	294,022	26,714,839	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	1,007,602	44,163,196	*

Total Media		430,510,075

TOTAL COMMUNICATION SERVICES		750,472,955

CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc., Class A Shares	596,831	60,960,318	*

Internet & Direct Marketing Retail - 2.3%
Etsy Inc.	782,000	103,294,380	*

TOTAL CONSUMER DISCRETIONARY		164,254,698

CONSUMER STAPLES - 1.6%
Beverages - 1.6%
Diageo PLC, ADR	377,617	70,444,452

FINANCIALS - 1.8%
Capital Markets - 1.8%
Cohen & Steers Inc.	1,197,282	79,319,932

HEALTH CARE - 30.8%
Biotechnology - 17.0%
AbbVie Inc.	526,325	84,833,063
Biogen Inc.	561,962	171,493,944	*
Ionis Pharmaceuticals Inc.	2,086,537	85,109,844	*

See Notes to Schedule of Investments.

ClearBridge Aggressive Growth Fund 2022 Quarterly Report	1

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Ultragenyx Pharmaceutical Inc.	892,403	$32,394,229	*
Vertex Pharmaceuticals Inc.	1,245,613	394,111,953	*

Total Biotechnology		767,943,033

Health Care Equipment & Supplies - 1.9%
Insulet Corp.	285,500	85,470,135	*

Health Care Providers & Services - 9.6%
Guardant Health Inc.	643,658	33,689,060	*
UnitedHealth Group Inc.	728,609	399,102,866

Total Health Care Providers & Services		432,791,926

Health Care Technology - 1.1%
Doximity Inc., Class A Shares	1,459,790	49,618,262	*

Life Sciences Tools & Services - 1.2%
Charles River Laboratories International Inc.	249,261	56,973,587	*

TOTAL HEALTH CARE		1,392,796,943

INDUSTRIALS - 7.6%
Aerospace & Defense - 3.9%
L3Harris Technologies Inc.	772,767	175,479,931

Building Products - 3.7%
Johnson Controls International PLC	2,568,669	170,662,368

TOTAL INDUSTRIALS		346,142,299

INFORMATION TECHNOLOGY - 35.2%
Electronic Equipment, Instruments & Components - 7.2%
TE Connectivity Ltd.	2,591,579	326,849,944

IT Services - 1.4%
Snowflake Inc., Class A Shares	443,500	63,376,150	*

Semiconductors & Semiconductor Equipment - 12.8%
Broadcom Inc.	631,871	348,179,877
Wolfspeed Inc.	2,529,174	229,952,500	*

Total Semiconductors & Semiconductor Equipment		578,132,377

Software - 11.1%
Autodesk Inc.	1,080,021	218,110,241	*
CrowdStrike Holdings Inc., Class A Shares	884,137	104,018,718	*
DocuSign Inc.	112,300	5,285,961	*
Dolby Laboratories Inc., Class A Shares	762,623	57,097,584
HubSpot Inc.	389,171	117,930,488	*

Total Software		502,442,992

See Notes to Schedule of Investments.

2	ClearBridge Aggressive Growth Fund 2022 Quarterly Report

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 2.7%
Seagate Technology Holdings PLC		1,842,010	$97,571,270
Western Digital Corp.		709,098	26,059,351	*

Total Technology Hardware, Storage & Peripherals			123,630,621

TOTAL INFORMATION TECHNOLOGY			1,594,432,084

MATERIALS - 1.6%
Metals & Mining - 1.6%
Freeport-McMoRan Inc.		1,848,502	73,570,380

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,788,795,195)			4,471,433,743

	RATE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.569%	37,235,565	37,235,565	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.636%	9,308,891	9,308,891	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $46,544,456)			46,544,456

TOTAL INVESTMENTS - 99.8% (Cost - $1,835,339,651)			4,517,978,199
Other Assets in Excess of Liabilities - 0.2%			7,623,595

TOTAL NET ASSETS - 100.0%			$4,525,601,794

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2022, the total market value of investments in Affiliated Companies was $9,308,891 and the cost was $9,308,891 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Aggressive Growth Fund 2022 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

5

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$4,471,433,743	—	—	$4,471,433,743
Short-Term Investments†	46,544,456	—	—	46,544,456

Total Investments	$4,517,978,199	—	—	$4,517,978,199

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2022. The following transactions were effected in such company for the period ended November 30, 2022.

	Affiliate Value at August 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2022
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,233,868	$39,128,225	39,128,225	$37,053,202	37,053,202	—	$64,660	—	$9,308,891

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